Derivative Instruments And Hedging Activities (Volume Of Derivative Activity In Statement Of Financial Position) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Derivative [Line items]
Derivative assets Notional	¥ 673,530		¥ 751,370
Derivative assets Fair value	24,501		23,752
Derivative liabilities Notional	684,018	[1]	711,836	[1]
Derivative liabilities Fair value	24,333	[1]	23,649	[1]
Derivatives used for trading purposes [Member]
Derivative [Line items]
Derivative assets Notional	671,671	[2],[3]	749,325	[2],[3]
Derivative assets Fair value	24,407	[2],[3]	23,670	[2],[3]
Derivative liabilities Notional	683,957	[1],[2],[3]	711,739	[1],[2],[3]
Derivative liabilities Fair value	24,332	[1],[2],[3]	23,648	[1],[2],[3]
Derivatives used for trading purposes [Member] | Equity contracts [Member]
Derivative [Line items]
Derivative assets Notional	14,329	[2],[3]	16,079	[2],[3]
Derivative assets Fair value	1,484	[2],[3]	1,603	[2],[3]
Derivative liabilities Notional	14,496	[1],[2],[3]	14,497	[1],[2],[3]
Derivative liabilities Fair value	1,617	[1],[2],[3]	1,687	[1],[2],[3]
Derivatives used for trading purposes [Member] | Interest rate contracts [Member]
Derivative [Line items]
Derivative assets Notional	571,442	[2],[3]	636,833	[2],[3]
Derivative assets Fair value	20,198	[2],[3]	18,843	[2],[3]
Derivative liabilities Notional	564,750	[1],[2],[3]	592,413	[1],[2],[3]
Derivative liabilities Fair value	19,876	[1],[2],[3]	18,597	[1],[2],[3]
Derivatives used for trading purposes [Member] | Credit contracts [Member]
Derivative [Line items]
Derivative assets Notional	36,232	[2],[3]	37,067	[2],[3]
Derivative assets Fair value	1,588	[2],[3]	1,864	[2],[3]
Derivative liabilities Notional	36,549	[1],[2],[3]	41,785	[1],[2],[3]
Derivative liabilities Fair value	1,701	[1],[2],[3]	1,952	[1],[2],[3]
Derivatives used for trading purposes [Member] | Foreign exchange contracts [Member]
Derivative [Line items]
Derivative assets Notional	49,646	[2],[3]	59,296	[2],[3]
Derivative assets Fair value	1,136	[2],[3]	1,356	[2],[3]
Derivative liabilities Notional	68,114	[1],[2],[3]	62,999	[1],[2],[3]
Derivative liabilities Fair value	1,135	[1],[2],[3]	1,407	[1],[2],[3]
Derivatives used for trading purposes [Member] | Commodity contracts [Member]
Derivative [Line items]
Derivative assets Notional	22	[2],[3]	50	[2],[3]
Derivative assets Fair value	1	[2],[3]	4	[2],[3]
Derivative liabilities Notional	48	[1],[2],[3]	45	[1],[2],[3]
Derivative liabilities Fair value	3	[1],[2],[3]	5	[1],[2],[3]
Derivatives designated as hedging instrument [Member]
Derivative [Line items]
Derivative assets Notional	1,859		2,045
Derivative assets Fair value	94		82
Derivative liabilities Notional	61	[1]	97	[1]
Derivative liabilities Fair value	1	[1]	1	[1]
Derivatives designated as hedging instrument [Member] | Interest rate contracts [Member]
Derivative [Line items]
Derivative assets Notional	1,671		1,855
Derivative assets Fair value	92		78
Derivatives designated as hedging instrument [Member] | Foreign exchange contracts [Member]
Derivative [Line items]
Derivative assets Notional	188		190
Derivative assets Fair value	2		4
Derivative liabilities Notional	61	[1]	97	[1]
Derivative liabilities Fair value	¥ 1	[1]	¥ 1	[1]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[3]	Includes derivatives used for non-trading purposes which are not designated as fair value or net investment hedges.